RESTRUCTURING (2008 Restructuring - Restructuring Charges) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						3 Months Ended		12 Months Ended						3 Months Ended			12 Months Ended						3 Months Ended	12 Months Ended							3 Months Ended					12 Months Ended						3 Months Ended				12 Months Ended							3 Months Ended							12 Months Ended							3 Months Ended			12 Months Ended		3 Months Ended			12 Months Ended	3 Months Ended	12 Months Ended							3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		15 Months Ended	27 Months Ended	3 Months Ended												12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Jun. 30, 2009 Shutdown of Small Manufacturing Facilities, Impairment of Long Lived Assets and Other Assets [Member] Electronic and Functional Materials [Member]	Dec. 31, 2008 2008 Restructuring Plan [Member] Electronic and Functional Materials [Member]	Dec. 31, 2010 Electronic and Functional Materials [Member]		Dec. 31, 2009 Electronic and Functional Materials [Member]		Dec. 31, 2008 Electronic and Functional Materials [Member]		Jun. 30, 2009 Shutdown of Small Manufacturing Facilities, Impairment of Long Lived Assets and Other Assets [Member] Coatings and Infrastructure Solutions [Member]	Dec. 31, 2008 Styrene and Styrene derivates Manufacturing Facilities, Impairment of Long Lived Assets and Other Assets [Member] Coatings and Infrastructure Solutions [Member]	Dec. 31, 2008 2008 Restructuring Plan [Member] Coatings and Infrastructure Solutions [Member]	Dec. 31, 2010 Coatings and Infrastructure Solutions [Member]		Dec. 31, 2009 Coatings and Infrastructure Solutions [Member]		Dec. 31, 2008 Coatings and Infrastructure Solutions [Member]		Jun. 30, 2009 2007 Restructuring Plan [Member] Agricultural Sciences [Member]	Dec. 31, 2008 2007 Restructuring Plan [Member] Agricultural Sciences [Member]	Dec. 31, 2010 Agricultural Sciences [Member]		Dec. 31, 2009 Agricultural Sciences [Member]		Dec. 31, 2008 Agricultural Sciences [Member]		Dec. 31, 2008 NORDEL Hydrocarbon Rubber Manufacturing Facilities, Impairment of Long Lived Assets and Other Assets [Member] Peformance Plastics [Member]	Dec. 31, 2008 Styrene and Styrene derivates Manufacturing Facilities, Impairment of Long Lived Assets and Other Assets [Member] Peformance Plastics [Member]	Dec. 31, 2008 Petrochemical Complex, Impairment of Long Lived Assets and Other Assets [Member] Peformance Plastics [Member]	Dec. 31, 2008 2008 Restructuring Plan [Member] Peformance Plastics [Member]	Dec. 31, 2008 2007 Restructuring Plan [Member] Peformance Plastics [Member]	Dec. 31, 2010 Peformance Plastics [Member]		Dec. 31, 2009 Peformance Plastics [Member]		Dec. 31, 2008 Peformance Plastics [Member]		Dec. 31, 2008 Chlor-alkali Manufacturing Facilities, Impairment of Long Lived Assets and Other Assets [Member] Feedstocks and Energy [Member]	Dec. 31, 2008 Ethylene Oxide/Ethylene Glycol EO/EG, Impairment of Long Lived Assets and Other Assets [Member] Feedstocks and Energy [Member]	Dec. 31, 2008 Styrene and Styrene derivates Manufacturing Facilities, Impairment of Long Lived Assets and Other Assets [Member] Feedstocks and Energy [Member]	Dec. 31, 2008 2008 Restructuring Plan [Member] Feedstocks and Energy [Member]	Dec. 31, 2008 Restructuring Plan 2006 [Member] Feedstocks and Energy [Member]	Dec. 31, 2010 Feedstocks and Energy [Member]		Dec. 31, 2009 Feedstocks and Energy [Member]		Dec. 31, 2008 Feedstocks and Energy [Member]		Dec. 31, 2008 Impacting Performance Materials and Corporate [Member] 2008 Restructuring Plan [Member] Environmental Remediation and Asbestos Abatement, Exit or Disposal Activities [Member]	Dec. 31, 2008 NORDEL Hydrocarbon Rubber Manufacturing Facilities, Impairment of Long Lived Assets and Other Assets [Member] Performance Materials [Member]	Dec. 31, 2008 Automotive Sealants Business, Impairment of Long Lived Assets and Other Assets [Member] Performance Materials [Member]	Dec. 31, 2008 Styrene and Styrene derivates Manufacturing Facilities, Impairment of Long Lived Assets and Other Assets [Member] Performance Materials [Member]	Dec. 31, 2008 Solution Vinyl Resin Manufacturing Facilities, Impairment of Long Lived Assets and Other Assets [Member] Performance Materials [Member]	Dec. 31, 2008 Perchloroethylene/Carbon Tetrachloride Manufacturing Facility, Impairment of Long Lived Assets and Other Assets [Member] Performance Materials [Member]	Dec. 31, 2008 2008 Restructuring Plan [Member] Performance Materials [Member]	Dec. 31, 2008 2007 Restructuring Plan [Member] Performance Materials [Member]	Dec. 31, 2010 Performance Materials [Member]		Dec. 31, 2009 Performance Materials [Member]		Dec. 31, 2008 Performance Materials [Member]		Dec. 31, 2008 Styrene and Styrene derivates Manufacturing Facilities, Impairment of Long Lived Assets and Other Assets [Member] Corporate [Member]	Dec. 31, 2008 2008 Restructuring Plan [Member] Pension Curtailment Costs and Termination Benefits, Exit or Disposal Activities [Member] Corporate [Member]	Mar. 31, 2009 2008 Restructuring Plan [Member] Employee Severance [Member] Corporate [Member]	Dec. 31, 2010 2008 Restructuring Plan [Member] Employee Severance [Member] Corporate [Member]	Dec. 31, 2009 2008 Restructuring Plan [Member] Employee Severance [Member] Corporate [Member]	Dec. 31, 2010 2008 Restructuring Plan [Member] Corporate [Member]	Mar. 31, 2009 2008 Restructuring Plan [Member] Corporate [Member] employees	Dec. 31, 2008 2008 Restructuring Plan [Member] Corporate [Member]	Dec. 31, 2008 Restructuring Plan 2006 [Member] Corporate [Member]	Dec. 31, 2009 2007 Restructuring Plan [Member] Corporate [Member]	Dec. 31, 2008 2007 Restructuring Plan [Member] Corporate [Member]	Dec. 31, 2010 Corporate [Member]		Dec. 31, 2009 Corporate [Member]		Dec. 31, 2008 Corporate [Member]		Dec. 31, 2009 2008 Restructuring Plan [Member] employees	Dec. 31, 2008 2008 Restructuring Plan [Member] employees	Dec. 31, 2010 2008 Restructuring Plan [Member]	Dec. 31, 2009 2008 Restructuring Plan [Member]	Dec. 31, 2008 2008 Restructuring Plan [Member]	Dec. 31, 2008 2008 Restructuring Plan [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2010 2008 Restructuring Plan [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2009 2008 Restructuring Plan [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2008 2008 Restructuring Plan [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2010 2008 Restructuring Plan [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2009 2008 Restructuring Plan [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2008 2008 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2010 2008 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2009 2008 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2009 2008 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2010 2008 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2008 Plant closures and impairments [Member]	Dec. 31, 2008 Styrene and Styrene derivates Manufacturing Facilities, Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2008 NORDEL Hydrocarbon Rubber Manufacturing Facilities, Impairment of Long Lived Assets and Other Assets [Member]	Mar. 31, 2010 Shutdown of Small Manufacturing Facilities, Impairment of Long Lived Assets and Other Assets [Member]	Jun. 30, 2009 Shutdown of Small Manufacturing Facilities, Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2008 Shutdown of Small Manufacturing Facilities, Impairment of Long Lived Assets and Other Assets [Member]	Jun. 30, 2009 Capital Project Spending, Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2008 Capital Project Spending, Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2008 Spare Parts, Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2008 Catalysts, Impairment of Long Lived Assets and Other Assets [Member]	Jun. 30, 2009 Other Assets, Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2008 Other Assets, Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2008 2007 Restructuring Plan [Member]	Dec. 31, 2008 Performance Materials-2007, Adjustments to Restructuring Charges [Member]	Dec. 31, 2008 Performance Materials-2007, Adjustments to Restructuring Charges [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2008 Performance Materials-2007, Adjustments to Restructuring Charges [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2008 Performance Materials-2007, Adjustments to Restructuring Charges [Member] Employee Severance [Member]	Dec. 31, 2009 Agricultural Sciences-2007, Adjustments to Restructuring Charges [Member]	Dec. 31, 2008 Agricultural Sciences-2007, Adjustments to Restructuring Charges [Member]	Dec. 31, 2009 Agricultural Sciences-2007, Adjustments to Restructuring Charges [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2008 Agricultural Sciences-2007, Adjustments to Restructuring Charges [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2009 Agricultural Sciences-2007, Adjustments to Restructuring Charges [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2008 Agricultural Sciences-2007, Adjustments to Restructuring Charges [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2009 Agricultural Sciences-2007, Adjustments to Restructuring Charges [Member] Employee Severance [Member]	Dec. 31, 2008 Agricultural Sciences-2007, Adjustments to Restructuring Charges [Member] Employee Severance [Member]	Dec. 31, 2008 Performance Plastics-2007, Adjustments to Restructuring Charges [Member]	Dec. 31, 2008 Performance Plastics-2007, Adjustments to Restructuring Charges [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2008 Performance Plastics-2007, Adjustments to Restructuring Charges [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2008 Performance Plastics-2007, Adjustments to Restructuring Charges [Member] Employee Severance [Member]	Dec. 31, 2009 Corporate-2007, Adjustments to Restructuring Charges [Member]	Dec. 31, 2008 Corporate-2007, Adjustments to Restructuring Charges [Member]	Dec. 31, 2009 Corporate-2007, Adjustments to Restructuring Charges [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2008 Corporate-2007, Adjustments to Restructuring Charges [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2009 Corporate-2007, Adjustments to Restructuring Charges [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2008 Corporate-2007, Adjustments to Restructuring Charges [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2009 Corporate-2007, Adjustments to Restructuring Charges [Member] Employee Severance [Member]	Dec. 31, 2008 Corporate-2007, Adjustments to Restructuring Charges [Member] Employee Severance [Member]	Dec. 31, 2008 Feedstocks and Energy-2006, Adjustments to Restructuring Charges [Member]	Dec. 31, 2008 Feedstocks and Energy-2006, Adjustments to Restructuring Charges [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2008 Feedstocks and Energy-2006, Adjustments to Restructuring Charges [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2008 Feedstocks and Energy-2006, Adjustments to Restructuring Charges [Member] Employee Severance [Member]	Dec. 31, 2008 Corporate-2006, Adjustments to Restructuring Charges [Member]	Dec. 31, 2008 Corporate-2006, Adjustments to Restructuring Charges [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2008 Corporate-2006, Adjustments to Restructuring Charges [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2008 Corporate-2006, Adjustments to Restructuring Charges [Member] Employee Severance [Member]
Restructuring charges	$ 26	[1]	$ 689	[1]	$ 839	[1]		$ 10	$ 8	[1]	$ 48	[1]	$ 10	[1]			$ 16	$ 20	[1]	$ 262	[1]	$ 16	[1]			$ 0	[1]	$ (15)	[1]	$ 3	[1]				$ 122	$ 50	$ 0	[1]	$ 1	[1]	$ 172	[1]				$ 87		$ 0	[1]	$ 140	[1]	$ 84	[1]							$ 120		$ 0	[1]	$ 2	[1]	$ 122	[1]								$ 430	$ (3)			$ (2)	[1]	$ 251	[1]	$ 432	[1]		$ 785		$ 19	$ 839																									$ 2				$ (15)	$ 3							$ 50				$ (5)	$ 5							$ (3)				$ (3)
Asset write-downs and write-offs			464				46	10							48	2	15															22	6	83	120								31	30	14	84									14	8	10	26	11	99								5							8											336			366												288	37	36	8	96	26	20	13	9	6	7	5
Exit or disposal activities								0									1																		2											3								40						21									88						101											128			155
Severance costs								0									0																		0											0														0															321											321			318
Adjustment to reserve																								(15)	3																						(3)														2									19	(3)	19	(3)				(5)	5									(3)				0	0		0	0																		5		0	2	0			0	0	(15)	3	0	0		30	20	0			0	0	0	5	(5)	0		0	(3)			0	0	(3)
Restructuring and Related Cost, Expected Number of Positions Eliminated																																																																										500											293	3,000
Loss on sale of inventory associated with divestiture	166		100		91																																																																																	(15)
Restructuring reserve, settled with cash																																																																																						(2)	(27)	(287)		0	0	0	0	0	0	(2)	(27)	(287)	(289)	(316)
Restructuring reserve, ending balance																																																																																					$ 188	$ 447	$ 154	$ 188	$ 447	$ 0	$ 0	$ 0	$ 128	$ 132	$ 135	$ 319	$ 22	$ 53	$ 53	$ 22

[1]	See Note C for information regarding restructuring charges.